Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

March 1, 2013

Jimena Acuña Smith

(415) 315-2306

jimena.smith@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

Attn: Mr. James O’Connor

Room 8415

100 F Street, N.E.

Washington, DC 20549-1090

Re:	RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 100 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 102 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the Trust’s annual update. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that the Amendment become effective on May 1, 2013. This Amendment is marked to show changes effected in the Registration Statement by this Amendment.

This amendment relates to each series of the Trust except RS Equity Income Fund. This amendment does not supersede or amend any disclosure in the Trust’s registration statement relating to RS Equity Income Fund.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 415-315-2306.

Sincerely,

/s/ Jimena Acuña Smith
Jimena Acuña Smith

cc:	Margherita L. DiManni, Esq., RS Investment Trust

Timothy W. Diggins, Esq., Ropes & Gray LLP